Investments in Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investments in Marketable Securities

3. Investments in Marketable Securities

The following is a reconciliation of amortized cost to fair value of available-for-sale marketable securities (including those classified on the Company’s balance sheet as cash equivalents) held at March 31, 2015, and December 31, 2014:

March 31, 2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Security type	(in thousands)
Marketable Securities—Short term
U.S. Treasury and U.S. or state government agency-backed securities	$14,423	$6	$—	$14,429
Corporate debt securities	16,704	16	(1)	16,719
Municipal bonds	350	—	—	350
Accrued interest	148	—	—	148
Marketable Securities—Long term
Corporate debt securities - long term	1,213	3	—	1,216
Municipal bonds	295		(1)	294
Accrued interest	8	—	—	8

Total available-for-sale marketable securities	$33,141	$25	$(2)	$33,164

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Security type	(in thousands)
Marketable Securities—Short term
U.S. Treasury and U.S. or state government agency-backed securities	$22,677	$9	$(1)	$22,685
Corporate debt securities	27,240	19	(4)	27,255
Municipal bonds	780	1	—	781
Accrued interest	234	—	—	234
Marketable Securities—Long term
Corporate debt securities	3,114	4	(1)	3,117
Municipal bonds	295	—	(1)	294
Accrued interest	7	—	—	7

Total available-for-sale marketable securities	$54,347	$33	$(7)	$54,373

As of March 31, 2015, the Company held investments in marketable securities with unrealized gains of $25,000 and unrealized losses of $2,000. For the investments in an unrealized loss position, the duration of the loss was less than 12 months and the investments are not considered to be other-than-temporarily impaired. The Company’s investments in marketable securities as of March 31, 2015, will reach maturity between April 2015 and December 2016, with a weighted average maturity date in September 2015.

3. Investments in Marketable Securities

The following is a reconciliation of amortized cost to fair value of available-for-sale marketable securities (including those classified on the Company’s balance sheet as cash equivalents) held at December 31, 2014 and 2013:

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Security type
Marketable Securities—Short term
U.S. Treasury and U.S. or state government agency-backed securities	$22,677	$9	$(1)	$22,685
Corporate debt securities	27,240	19	(4)	27,255
Municipal Bonds	780	1	—	781
Accrued interest	234	—	—	234
Marketable Securities—Long term
Corporate debt securities—long term	3,114	4	(1)	3,117
Municipal Bonds	295	—	(1)	294
Accrued interest	7	—	—	7

Total available-for-sale marketable securities	$54,347	$33	$(7)	$54,373

December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Security type
Marketable Securities—Short term
U.S. Treasury and U.S. or state government agency-backed securities	$16,352	$39	$—	$16,391
Corporate debt securities	14,307	35	—	14,342
Municipal bonds	1,910	3	—	1,913
Certificates of deposit	5,000	—	—	5,000
Accrued interest	198	—	—	198
Marketable Securities—Long term
U.S. Treasury and U.S. or state government agency-backed securities	20,628	14	(4)	20,638
Corporate debt securities—long term	28,909	101	(5)	29,005
Municipal bonds	1,598	4	(6)	1,596
Accrued interest	209	—	—	209

Total available-for-sale marketable securities	$89,111	$196	$(15)	$89,292

As of December 31, 2014, the Company held investments in marketable securities with unrealized gains of $33,000 and unrealized losses of $7,000. As of December 31, 2014, the Company’s investments in marketable securities reach maturity between January 9, 2015 and December 12, 2016, with a weighted average maturity date of approximately June 24, 2015.